Income Taxes Income Taxes (Tables)	12 Months Ended
Sep. 30, 2017
Income Tax Disclosure [Abstract]
Schedule of Effective Income Tax Rate Reconciliation [Table Text Block]
The differences between income taxes expected at the U.S. Federal statutory income tax rate of 35.0% and reported income tax expense (benefit) are summarized as follows:

	Fiscal
	2017	2016	2015
Expected income tax (benefit) expense at the Federal statutory rate	$(10.9)	$3.2	$(111.0)
State and local income taxes	2.4	12.2	(5.2)
Valuation allowance for deferred tax assets	81.5	(65.0)	180.3
Residual tax on foreign earnings	(4.0)	8.3	11.5
Foreign rate differential	(18.8)	(14.9)	(0.5)
Foreign tax law changes	—	(3.7)	—
Impact of Internal Revenue Code ("IRC") Section 9100 relief	—	(16.4)	—
Share based compensation adjustments	(4.8)	0.5	(0.4)
Benefit from adjustment to tax basis in assets	—	(8.5)	—
Permanent items	2.7	9.9	17.1
Exempt foreign income	—	—	(4.7)
Unrecognized tax benefits	4.0	5.6	0.7
State tax law and rate changes	—	—	(54.5)
Tax attributes	(6.6)	2.1	9.2
Gain on deconsolidation	—	—	(23.3)
Non-deductible goodwill impairment	—	—	9.9
Purchase accounting benefit	—	—	(22.8)
Outside basis difference	4.6	6.4	(4.9)
Return to provision adjustments and other, net	(12.0)	1.9	(0.1)
Reported income tax expense (benefit)	$38.1	$(58.4)	$1.3
Effective tax rate	(122.5)%	(634.8)%	(0.4)%

Schedule of Components of Income Tax Expense (Benefit) [Table Text Block]
Income tax expense (benefit) was calculated based upon the following components of (loss) income from continuing operations before income taxes:

	Fiscal
	2017	2016	2015
(Loss) income from continuing operations before income taxes:
United States	$(72.3)	$(25.5)	$(346.6)
Outside the United States	41.2	34.7	29.6
Total (loss) income from continuing operations before income taxes	(31.1)	$9.2	(317.0)
The components of income tax expense (benefit) were as follows:

	Fiscal
	2017	2016	2015
Current:
Federal	$6.6	$0.1	$1.7
Foreign	9.1	10.6	6.3
State	0.5	4.5	4.2
Total current	16.2	15.2	12.2
Deferred:
Federal	39.5	(55.2)	(18.8)
Foreign	(10.5)	(19.6)	11.6
State	(7.1)	1.2	(3.7)
Total deferred	21.9	(73.6)	(10.9)
Income tax expense (benefit)	$38.1	$(58.4)	$1.3

Schedule of Deferred Tax Assets and Liabilities [Table Text Block]
The following table summarizes the components of deferred income tax assets and liabilities:

	September 30,
	2017	2016
Deferred tax assets:
Employee benefits	$57.9	$91.6
Property, plant and equipment	31.4	8.8
Inventories and receivables	35.4	32.9
Marketing and promotional accruals	15.8	17.6
Net operating loss, credit and capital loss carry forwards	1,033.3	1,012.3
Prepaid royalty	—	6.0
Unrealized losses	16.7	4.2
Outside basis difference	49.0	51.1
Intangibles	8.5	3.7
Other	29.8	36.2
Total deferred tax assets	1,277.8	1,264.4
Less: Valuation allowance	946.7	532.3
Net deferred tax assets	331.1	732.1

Deferred tax liabilities:
Property, plant and equipment	(34.0)	(20.1)
Outside basis differences on held for sale assets	—	(367.8)
Intangibles	(662.8)	(770.2)
Investment in partnership	(91.5)	—
Unrealized gains	(5.7)	—
Investments	—	(39.2)
Redemption of long term debt	(8.4)	(10.2)
Other	(5.2)	(20.1)
Total deferred tax liabilities	(807.6)	(1,227.6)
Net deferred tax liability	$(476.5)	$(495.5)
Reported as:
Deferred tax assets	$16.7	$16.8
Deferred tax liabilities	493.2	512.1

Schedule of Unrecognized Tax Benefits Roll Forward [Table Text Block]
The following table summarizes changes to the Company’s UTB reserves, excluding related interest and penalties:

	Fiscal
	2017	2016	2015
Unrecognized tax benefits at beginning of year	$16.5	$12.4	$7.6
Gross increase — tax positions in prior period	4.0	4.0	4.1
Gross decrease — tax positions in prior period	(0.5)	(0.4)	(0.5)
Gross increase — tax positions in current period	1.2	1.1	1.4
Settlements	—	(0.6)	—
Lapse of statutes of limitations	(0.3)	—	(0.2)
Unrecognized tax benefits at end of year	$20.9	$16.5	$12.4